EMPLOYEE BENEFIT PLANS (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Maximum age to receive health care coverage	65 years
Defined Benefit Plan, Accumulated Benefit Obligation	$ 80,897	$ 66,576
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Required service period for employee participation	30 days
Basic contributions as a percentage of annual salary	50.00%
Company matching contribution, percent of match	200.00%
Company matching contribution, percent of employees' annual pay	3.00%
Contribution to the qualified defined contribution plans	$ 12,753	$ 11,364	$ 10,450
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 16,700
Pension Benefits [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	60.00%
Pension Benefits [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocations	40.00%